UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21051

          BlackRock Maryland Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Maryland Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.0%
			Maryland—121.0%
NR	$ 500		Annapolis Spl. Oblig., Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$ 501,705
A3	2,870		Anne Arundel Cnty. Econ. Dev. Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,038,785
			Baltimore Cnty., GO,
AAA	2,000	[3]	Met 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,113,780
AAA	2,000	[4]	Met 68th Dist., 5.00%, 8/01/28	N/A	2,086,060
NR	1,000		Baltimore Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,046,960
			Baltimore Wstwtr. Proj.,
AAA	2,000		Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,069,220
AAA	3,500		Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,690,855
NR	1,000		Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,038,110
			Hlth. & Higher Edl. Facs. Auth.,
A	2,000		Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,110,180
BBB+	1,990		Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,108,206
AA	2,000		Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,047,740
A	2,000		Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,035,840
A	2,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,091,980
A+	2,000		Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,052,320
			Indl. Dev. Fin. Auth.,
NR	1,000		6.00%, 5/01/35	05/15 @ 100	1,015,620
A+	1,905		Econ. Dev. Rev., Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	11/12 @ 100	1,992,516
			Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	524,540
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,502,100
NR	1,500		Prince Georges Cnty., 5.20%, 7/01/34	07/15 @ 100	1,491,765
			St. Marys Coll., Academic & Auxil. Fees,
AAA	1,000		Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,044,930
AAA	1,000		Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,036,930
AAA	2,000		Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt., Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,068,420

					38,708,562

			Multi-State—7.1%
Baa1	2,000	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,265,340

			Puerto Rico—24.9%
BBB	2,000		Children’s Trust Fund Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	2,022,300
AAA	2,060		Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,197,999
AAA	2,000	[4]	Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/12	N/A	2,175,680
			Pub. Bldgs. Auth., Gov’t. Facs.,
A-	1,100	[4]	Ser. D, 5.375%, 7/01/12	N/A	1,204,577
BBB	350		Ser. D, 5.375%, 7/01/33	07/12 @ 100	362,212

					7,962,768

			Total Long-Term Investments (cost $46,060,577)		48,936,670

			Total Investments—153.0% (cost $46,060,577) [6]		$ 48,936,670
			Other assets in excess of liabilities—3.3%		1,041,300
			Preferred shares at redemption value, including dividends payable—(56.3)%		(18,007,351)

			Net Assets Applicable to Common Shareholders—100%		$ 31,970,619

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $211,378 on 33 U.S. Treasury Note futures contracts expiring December 2005, 25 U.S. Treasury Note futures contracts expiring March 2006 and 22 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $8,766,203, with an unrealized gain of $111,167.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 7.1% of its net assets, with a current market value of $2,265,340, in securities restricted as to resale.
[6]	Cost for Federal tax purposes is $46,055,637. The net unrealized appreciation on a tax basis is $2,881,033, consisting of $2,889,268 gross unrealized appreciation and $8,235 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Co.	GO	— General Obligation

1

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Maryland Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006